CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Net income (loss)	$ (136,450)	$ (346,163)	$ (159,067)
Items that will not be reclassified subsequently to net income (loss):
Pension adjustments, net of taxes	233	1,438	(1,662)
Items that may be reclassified subsequently to net income (loss):
Total other comprehensive income (loss)	(1,260)	(339)	(2,951)
Comprehensive income (loss)	(137,710)	(346,502)	(162,018)
Attributable to:
Non-controlling interests in subsidiaries	(6,527)	(7,154)	(8,409)
Interest expense
Items that may be reclassified subsequently to net income (loss):
Realized gain on qualifying cash flow hedging instruments	(750)	(811)	(689)
Equity-accounted income (loss)
Items that may be reclassified subsequently to net income (loss):
Realized gain on qualifying cash flow hedging instruments	(743)	(966)	(600)
Limited partners | Common units
Attributable to:
Owners of parent	(161,468)	(368,677)	(184,353)
Limited partners | Preferred units
Attributable to:
Owners of parent	31,520	32,103	32,150
General partner
Attributable to:
Owners of parent	$ (1,235)	$ (2,774)	$ (1,406)